Trade Accounts Receivables, Net - Summary of Aging of Trade Accounts Receivable (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 753,693	S/ 959,151
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	718,220	817,233
Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	5,737	45,922
Later than one month and not later than three months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	6,801	27,364
Later than three months and not later than four months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	2,279	1,319
Later Than Four Month And Not Later One Year [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	4,185	10,502
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 16,471	S/ 56,811